Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: May 2008

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: May 31, 2008

(b)	Interest Period: May 15, 2008 through June 15, 2008

(1)	Interest Period for New Issuances:

A2008-6: May 15, 2008 through June 15, 2008

A2008-7: May 16, 2008 through June 15, 2008

A2008-8: May 16, 2008 through June 15, 2008

A2008-9: May 30, 2008 through June 15, 2008

C2008-2: May 19, 2008 through June 15, 2008

(c)	Determination Date: June 12, 2008

(d)	Distribution Date: June 16, 2008

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
	Name:	Patricia Garvey
	Title:	Vice President